ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans for the Previous Three Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Balance at beginning of period	$ 42,835	$ 16,493	$ 0
Provision for loan and lease losses	30,903	64,081	63,144
Loans charged-off	(33,907)	(45,604)	(46,992)
Recoveries	5,359	7,865	341
Balance at end of period	$ 45,190	$ 42,835	$ 16,493